SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
Schedule for the issued of bonds and dividends
s
Serie		Amount demanded		Amount Allocated	Rate / spread
Serie E3 - 3 years fixed rate E.A.	Ps.	420,430	Ps.	210,000	3.40 % E.A.
Serie A5 - 5 years IPC + spread E.A.		907,235		390,000	1.16 % E.A.
Total	Ps.	1,327,665	Ps.	600,000

Net income for period ended December 31, 2020 included in the unconsolidated financial statements of Grupo Aval		2,399,001
Occasional reserve release at the disposal of the General Meeting of Shareholders		9,510,716
Total Income available for disposal of the General Meeting of Shareholders		11,909,717

Cash Dividends		Ps. 54 Colombian pesos per share payable in twelve monthly installments of Ps. 4.50 Colombian pesos per share, from April 2021 to March, 2022.
Total shares outstanding		22,281,017,159
Total dividends declared	Ps.	1,203,175

To Occasional reserve at the disposal of General Meeting of Shareholders		10,706,542